Critical Accounting Judgements and Key Source of Estimation Uncertainty	12 Months Ended
Dec. 31, 2025
Critical Accounting Judgements and Key Source of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCE OF ESTIMATION UNCERTAINTY
3.	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCE OF ESTIMATION UNCERTAINTY

In the application of the Group’s accounting policies, which are described in note 2.3, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgements in applying accounting policies

The following are the critical judgements, apart from those involving estimations (see below), that the Company has made in the process of applying the Group’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

Determination of accounting acquirer in the business combination with Black Spade II (as defined in note 6)

Management applied significant judgement in assessing the accounting treatment of the transaction with Black Spade II. Management concluded that Black Spade II did not meet the definition of a business under IFRS 3 Business Combinations as it was an empty cash shell. Consequently, the transaction was accounted for as a capital reorganization and a share-based payment transaction under IFRS 2.

Furthermore, management applied judgement in identifying the Company as the accounting acquirer. This determination was based on the facts that the Company’s former shareholders retained the majority of the voting rights in the combined entity, the Company’s management team comprises the key management of the combined entity, and the Company’s operations comprise the ongoing operations of the combined entity. Therefore, the consolidated financial statements represent a continuation of the Company’s consolidated financial statements.

Key sources of estimation uncertainty

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of each reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Impairment assessment of intangible assets

Determining whether intangible assets are impaired requires an estimation of the recoverable amount of the cash-generating unit to which intangible assets have been allocated, which is the higher of the value in use or fair value less costs of disposal. The value in use calculation requires the Group to estimate the future cash flows from the cash-generating unit and a suitable discount rate in order to calculate the present value. Where the actual future revenues are less than expected, or change in facts and circumstances which results in downward revision of future cash flows or upward revision of discount rate, a material impairment loss or further impairment loss may arise. Details of the impairment assessment of intangible assets are disclosed in note 12.

Revaluation measurement of properties

As at the end of the reporting period, the Group’s properties are stated at revalued amounts based on the valuation performed by independent qualified professional valuers. In determining the fair value, the valuers have based their valuation on income approach for respective properties, which involves certain estimates, including appropriate discount rates, market transactions of comparable properties and long-term occupancy rates, as appropriate. In relying on the valuation, management of the Group has exercised its judgement and is satisfied that the methods of valuation adopted are appropriate for the relevant property and reflective of current market conditions. Details of the valuation methodology are disclosed in note 11.

Fair value of unlisted equity investments and movie income right investments

The Group’s unlisted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. While changes in assumptions relating to these factors could result in adjustments to the fair value of these individual instruments, the directors consider that the overall impact on the Group’s financial statements is insignificant.